STOCKHOLDERS’ EQUITY	3 Months Ended
Sep. 30, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

On September 8, 2023, the stockholders of GenFlat Holdings, Inc. (f/k/a Healthcare Business Resources Inc.) approved an amendment (the “Amendment”) to GenFlat Holdings, Inc.’s Certificate of Incorporation to increase the total number of shares of common stock that it shall have authority to issue from 2,000,000 shares to 2,500,000,000 shares. The Amendment was filed with the Secretary of the State of Delaware and became effective on October 16, 2023.

Effective May 17, 2024, the Company effected a reverse split of its common stock at a ratio of one-for-one hundred (1:100) (the “Reverse Split”). The par value of the common stock will remain at $0.001 per share. The number of authorized shares of common stock after the Reverse Split is fixed at twenty-five million (25,000,000) shares of common stock. The Reverse Split is presented retroactively in these consolidated financial statements.

During the period ended September 30, 2025, the Company issued a total of 20,000 shares of its common stock for subscriptions paid for during the year ended June 30, 2025. During the period ended September 30, 2025, the Company issued 16,667 shares pursuant to the conversion of $99,996 in notes payable and $4,311 of accrued interest, and recognized a gain on settlement of $4,311.

During the period ended September 30, 2024, the Company sold a total of 23,000 shares of its common stock in exchange for net cash proceeds of $138,000.

Incentive Stock Options

Pursuant to the Company’s 2020 Equity Incentive Plan, as amended, no more than 1,500,000 shares of Common Stock shall be available for the grant of Awards under the 2020 Equity Incentive Plan. During the terms of the Awards, the Company shall keep available at all times the number of shares of Common Stock required to satisfy such Awards. Shares available for future issuance under the 2020 Equity Plan is 1,500,000.

The following table summarizes the stock option activity for the period ended September 30, 2025:

	Number of	Weighted Average Exercise Price
	Options	Per Share
Outstanding at June 30, 2025	700,000	$6.00
Granted	–	–
Exercised	–	–
Cancelled and expired	–	–
Forfeited and expired	–	–
Outstanding at September 30, 2025	700,000	$6.00

As of September 30, 2025, there were 350,000 stock options exercisable.

The estimated fair value of the options issued in connection with the advisory agreements discussion in Note 9 was estimated using a Black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 3.67-4.45%; 3) volatility of 119-122%; 4) a common stock price of $6.00, and 5) an expected term of 6.25 years using the simplified method of calculating expected term. The estimated fair value of the options was $3,195,169. During the three months ended September 30, 2025 and 2024, the Company recognized expense of $199,698 and $1,485,719, respectively for these awards and expects to recognize an additional $610,159 through the end of the vesting period.